Joint Venture - Summary of Changes in Investments in Joint Ventures Initial Contribution (Details) - Minera Exar - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 28, 2016	Dec. 31, 2016	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
50% of net asset value of Minera Exar	$ 13,276
50% of contribution for Joint Venture project development	5,000
Investment in Joint Venture. Balance	$ 18,276	$ 18,276	$ 13,136
Share of loss of Joint Venture		(3,987)	(4,850)
Translation adjustment		(1,153)	(2,127)
Contribution to Joint Venture by LAC			13,717
Elimination of unrealized gains on intercompany transactions			(239)
Investment in Joint Venture. Balance		$ 13,136	$ 19,637